Consolidated balance sheets (Parenthetical) - € / shares	Dec. 31, 2021	Dec. 31, 2020
Consolidated balance sheets
Nominal value per share	€ 1.00	€ 1.00
Shares authorized	362,370,124	362,370,124
Shares issued	293,004,339	292,876,570
Shares outstanding	293,004,339	292,876,570